LOSS BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Loss Before Income Tax
Schedule of loss before tax from continuing operations is arrived at after (crediting)/charging

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Crediting:
Finance income	(13)	(5)	(69)	(9)

Depreciation
- Property, plant and equipment (Note 9)	29	5	4	1
- Right-of-use assets (Note 10)	700	691	346	47
Expense relating to short-term leases (Note 10)	353	194	371	51
Fair value gain on financial instruments:
- Financial assets at fair value through profit or loss	—	—	—	—
- Derivative financial liabilities	(1,007)	(847)	(3,996)	(548)
Expenses related to issuance of shares	—	—	1,354	186
Expenses related to share-based payment	—	3,074	125	17
Consultants share option expense	16,152	—	—	—
Other income	(699)	(3,742)	(2)	(1)
Finance costs	(191)	48	(28)	(4)

Employee benefit expenses** (Note 6)	1,171	1,192	1,251	172

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Crediting:
Finance income	(15,594)	(8,785)	—	—

Charging:
Cost of sales
- Sales of water treatment equipment	94	—	—	—
- Construction service	8,580	2,435	—	—
- Operation and maintenance services	—	307	—	—
- Operation services related to service concession arrangement	5,811	3,130	—	—
- Construction services related to service concession arrangement	—	—	—	—
Cost of sales	14,485	5,872	—	—

Depreciation
- Property, plant and equipment (Note 9)	275	95	—	—
- Right-of-use assets (Note 10)	713	359	—	—
Amortization of intangible assets*	813	460	—	—
Expense relating to short-term leases (Note 10)	137	129	—	—
Impairment losses/(reversal) on financial assets:
- Trade receivables	(3,989)	383	—	—
- Contract assets	171	3,545	—	—
- Other receivables	2,745	6,003	—	—
- Amounts due from related companies	—	—	—	—
Other losses / (income)	(205)	142	—	—
Finance costs	3,586	1,906	—	—

Employee benefit expenses**	9,416	4,960	—	—

*	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY425 and CNYnil (US$nil) and administrative expenses amounted to CNY83, CNY35 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.

**	The employee benefit expenses allocated to cost of sales amounted to CNY1,418, CNY870 and CNYnil (US$nil), selling and distribution expenses amounted to CNY111, CNY70, CNYnil (US$nil) and administrative expenses amounted to CNY9,058, CNY5,212 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.